Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	22.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			15.00%
Multinational Telecommunication and Hardware Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			12.00%
International Digital Security Company | Revenue
Concentration Risk [Line Items]
Concentration risk	1.00%	12.00%
International Software Services Provider | Revenue
Concentration Risk [Line Items]
Concentration risk	1.00%	5.00%
International Software Services Provider | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			14.00%
International Computer and Hardware Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	22.00%	3.00%
International Computer and Hardware Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	65.00%		12.00%
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk		3.00%
International Equipment and Software Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			19.00%
International Electronic Components Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	12.00%	8.00%